SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Total common stock equivalents	13,946,274	33,037,793	30,879,472
Options to purchase common stock
Total common stock equivalents	6,322,102	5,944,452	2,770,768
Warrants to purchase common stock
Total common stock equivalents	5,976,675	5,154,900	2,739,125
Convertible debentures
Total common stock equivalents	1,647,497	1,938,441	2,302,879
Preferred Stock Class B
Total common stock equivalents		20,000,000